Income Tax - Schedule of Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)
Schedule of Income Tax Rate [Line Items]
PRC statutory tax rate (in Yuan Renminbi)	¥ (108,832,018)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Non-deductible expenses (in Yuan Renminbi)	¥ 734,500
Non-deductible expenses	(0.20%)	(0.20%)	(1.20%)	(1.20%)	(0.60%)	(0.60%)
Tax loss expiration (in Yuan Renminbi)	¥ 29,694,743
Tax loss expiration	(6.80%)	(6.80%)
Change in valuation allowance (in Yuan Renminbi)	¥ 45,392,233
Change in valuation allowance	(10.40%)	(10.40%)	(17.90%)	(17.90%)	(17.30%)	(17.30%)
Cayman Islands
Tax rate differential			(6.50%)	(6.50%)	(7.10%)	(7.10%)
Hong Kong
Tax-exempt income			0.10%	0.10%
Total (in Yuan Renminbi)	¥ 483,675		¥ 2,115,015		¥ 97,241
Total	(0.10%)	(0.10%)	(0.50%)	(0.50%)	0.00%	0.00%
Cayman Islands [Member]
Cayman Islands
Tax rate differential (in Yuan Renminbi)	¥ 32,826,563
Tax rate differential	(7.50%)	(7.50%)
Hong Kong [Member]
Schedule of Income Tax Rate [Line Items]
Change in valuation allowance (in Yuan Renminbi)	¥ 620,780
Change in valuation allowance	(0.10%)	(0.10%)
Cayman Islands
Tax rate differential (in Yuan Renminbi)	¥ 227,002
Tax rate differential	(0.10%)	(0.10%)
Hong Kong
Tax-exempt income (in Yuan Renminbi)	¥ (180,128)
Tax-exempt income	0.00%	0.00%
Total (in Yuan Renminbi) | $